Note 41 - Gains(losses) on financial assets and liabilities (net) and Exchange Differences - Derivatives Hedge accounting(Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Gains or losses on financial assets and liabilities held for trading, net	negative €235 million	positive €151 million	positive €135 million
Total [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	€ (470)	€ 109	€ 561
Trading Derivatives Member [Member] | Interest Rate [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	165	431	666
Trading Derivatives Member [Member] | Equity Risk [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	(139)	86	751
Trading Derivatives Member [Member] | Commodities Risk [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	99	(29)	(1)
Trading Derivatives Member [Member] | Credit Risk [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	(564)	(118)	39
Trading Derivatives Member [Member] | Foreign Exchange And Gold Risk [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	315	186	(1,001)
Trading Derivatives Member [Member] | Other Risk [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	(137)	(371)	15
Trading Derivatives Member [Member] | Subtotal [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	(261)	185	468
Hedging Derivatives Ineffectiveness Member [Member] | Fair Value Risk [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	(177)	(76)	80
Hedging Derivatives Ineffectiveness Member [Member] | Hedging Derivatives [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	(236)	(330)	(28)
Hedging Derivatives Ineffectiveness Member [Member] | Hedged Item Member [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	59	254	108
Hedging Derivatives Ineffectiveness Member [Member] | Cash Flow Risk Member [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	(32)	0	13
Hedging Derivatives Ineffectiveness Member [Member] | Subtotal [Member]
Gains Or Losses In Financial Assets And Liabilities Trading Derivatives Line Items
Equity Instruments, gains (losses) on financial instruments	€ (209)	€ (76)	€ 93